Cover	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	FRESHWORKS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40806
Entity Tax Identification Number	33-1218825
Entity Address, Address Line One	2950 S. Delaware Street
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94403
City Area Code	650
Local Phone Number	513-0514
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.00001 par value per share
Trading Symbol	FRSH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001544522
Amendment Flag	false